Accounts Receivable	12 Months Ended
Dec. 31, 2025
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Accounts Receivable
11.	Accounts Receivable

		December 31	December 31

(in thousands)	Note	2025	2024

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$41,545	$3,518

Trade receivables from sales of cobalt	6	3,472	1,199

Other accounts receivable		1,706	1,500

Total accounts receivable		$46,723	$6,217